SHAREHOLDERS' EQUITY (Details)	3 Months Ended						9 Months Ended					9 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CAD	Mar. 31, 2012 USD ($) timesperyear	Sep. 30, 2011 USD ($)	Sep. 30, 2011 CAD	Mar. 31, 2011 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CAD	Sep. 30, 2011 USD ($)	Sep. 30, 2011 CAD	Dec. 31, 2011	Sep. 30, 2012 Restricted Share Unit Plan Minimum	Sep. 30, 2012 Restricted Share Unit Plan Maximum
Share-based compensation arrangements
Term of options granted under ESOP												2 years	3 years
Amount transferred to an employee benefit trust to fund restricted share unit plan			$ 12,000,000			$ 3,700,000
Number of times per year the employee benefit trust is funded			1
Common shares outstanding at September 30, 2012	171,578,933	171,578,933					171,578,933	171,578,933
Employees' stock options (in shares)	10,867,426	10,867,426					10,867,426	10,867,426			8,959,051
Warrants (in shares)	8,600,000	8,600,000					8,600,000	8,600,000
Restricted share unit plan (in shares)	233,860	233,860					233,860	233,860
Maximum number of common shares (in shares)	191,280,219	191,280,219					191,280,219	191,280,219
Stock options granted (in shares)	6,000	6,000		27,000	27,000		3,257,000	3,257,000	2,620,785	2,620,785
Granted, weighted average exercise price (in Canadian dollars per share)								36.99		76.24
Stock options, weighted average exercised (in shares)	125,225	125,225		89,300	89,300		140,475	140,475	306,688	306,688
Stock options granted - Weighted average exercise price (in Canadian dollars per share)		43.39			55.25
Cash received from exercise of stock options (in U.S. dollars)	4,600,000			4,600,000			5,200,000		13,500,000
Stock options cancelled (in shares)	605,750	605,750		24,500	24,500		726,500	726,500	112,000	112,000
Cancelled (in Canadian dollars per share)								59.80		69.08
Stock options cancelled - Weighted-average exercise price (in Canadian dollars per share)		59.69			69.37
Stock options expired (in shares)							481,650	481,650	4,250	4,250
Stock options expired - weighted-average exercise price (in Canadian dollars per share)								47.49		23.02
Net income per share
Net income (loss) for the period	$ 106,326,000			$ (81,614,000)			$ 228,146,000		$ 32,475,000
Weighted average number of common shares outstanding - basic	171,341,000	171,341,000		169,238,000	169,238,000		171,055,000	171,055,000	169,055,000	169,055,000
Add : Dilutive impact of employee stock options (in shares)									1,094,000	1,094,000
Dilutive impact of warrants (in shares)									2,447,000	2,447,000
Dilutive impact of shares related to RSU plan	255,000	255,000					242,000	242,000	50,000	50,000
Weighted average number of common shares outstanding - diluted	171,596,000	171,596,000		169,238,000	169,238,000		171,297,000	171,297,000	172,646,000	172,646,000
Net income per share - basic (in dollars per share)	$ 0.62			$ (0.48)			$ 1.33		$ 0.19
Net income per share - diluted (in dollars per share)	$ 0.62			$ (0.48)			$ 1.33		$ 0.19
Anti-dilutive shares
Employee stock options excluded from the computation of diluted weighted average common shares (in shares)									738,321	738,321